Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Cash Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income Net [Abstract]
Summary of fair value of warrants

Prior to this date and at December 31, 2011, the fair value of the warrant was calculated using the following assumptions:

Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28%
Weighted average fair value	$5.30

Summary of required regulatory capital

Required Regulatory Capital

			Minimum for Capital Adequacy Purpose			Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in thousands)
SEACOAST BANKING CORP
(CONSOLIDATED)
At December 31, 2012:
Total Capital (to risk-weighted assets)	$227,428	18.33%	$99,247	≥	8.00%	N/A	N/A
Tier 1 Capital (to risk-weighted assets)	211,839	17.08	49,624	≥	4.00%	N/A	N/A
Tier 1 Capital (to adjusted average assets)	211,839	10.04	84,377	≥	4.00%	N/A	N/A
At December 31, 2011:
Total Capital (to risk-weighted assets)	$230,303	18.77%	$98,124	≥	8.00%	N/A	N/A
Tier 1 Capital (to risk-weighted assets)	214,844	17.51	49,062	≥	4.00%	N/A	N/A
Tier 1 Capital (to adjusted average assets)	214,844	10.31	83,338	≥	4.00%	N/A	N/A
SEACOAST NATIONAL BANK
(A WHOLLY OWNED BANK SUBSIDIARY)
At December 31, 2012:
Total Capital (to risk-weighted assets)	$220,433	17.79%	$99,116	≥	8.00%	$123,895	≥10.00%
Tier 1 Capital (to risk-weighted assets)	204,864	16.54	49,558	≥	4.00%	74,337	≥ 6.00%
Tier 1 Capital (to adjusted average assets)	204,864	9.72	84,312	≥	4.00%	105,389	≥ 5.00%
At December 31, 2011:
Total Capital (to risk-weighted assets)	$219,177	17.89%	$97,992	≥	8.00%	$122,490	≥10.00%
Tier 1 Capital (to risk-weighted assets)	203,739	16.63	48,996	≥	4.00%	73,494	≥ 6.00%
Tier 1 Capital (to adjusted average assets)	203,739	9.79	83,275	≥	4.00%	104,094	≥ 5.00%

N/A—Not Applicable